SHARE-BASED COMPENSATION - Summary of RSUs Activity (Detail) - RSUs [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested balance at January 1, 2023	5,420,374
Granted	1,386,327
Vested	(1,427,285)
Forfeited	(543,757)
Cancelled	0	(480,487)	(330,428)
Unvested balance at December 31, 2023	4,835,659	5,420,374